Related Party Disclosures - Additional Information (Detail)	6 Months Ended
	Jun. 30, 2023 EUR (€) shares	Jun. 30, 2022 EUR (€)	Jun. 30, 2023 $ / shares
Disclosure of transactions between related parties [line items]
Insurance Premium Used For Settlement Of Damages | €	€ 534,000	€ 863,000
Par value per share | $ / shares			$ 2.58
Class A Common Share [Member] | Enric Asuncin Escorsa [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period	387,597
Class A Common Share [Member] | Orilla Asset Management, S.L. [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period	7,751,938
Class A Common Share [Member] | AM Gesti, S.L. [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period	1,937,985
Class A Common Share [Member] | Consilium, S.L. [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period	6,429,330
Class A Common Share [Member] | Anangu Corp, S.L. [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period	387,597
Class A Common Share [Member] | Black Label Equity I SCR, S.A [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period	1,937,985
Remuneration of Directors and Key Management [Member]
Disclosure of transactions between related parties [line items]
Loans And Advances To Senior Management | €	€ 0	0
Members of Senior Management [Member]
Disclosure of transactions between related parties [line items]
Key management personnel Post employment benefit expense | €	0	0
Key management personnel pension or life insurance obligations | €	€ 0	€ 0